Notes to the Consolidated Statements of Cash Flows - Schedule of Investment Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Activities [Line Items]
purchase	$ (64,758)	$ (31,856)	$ (58,980)
disposal	92,259	21,039	88,057
interest received	701	62	550
Dual Currency Structured Deposit [Member]
Schedule of Investment Activities [Line Items]
purchase			(14,900)
disposal			22,439
interest received			19
Investments at Amortized Cost [Member]
Schedule of Investment Activities [Line Items]
purchase	(60,546)	(31,849)
disposal	92,259
interest received	701
Wealth Management Product [Member]
Schedule of Investment Activities [Line Items]
purchase		(7)	(44,080)
disposal		21,039	65,618
interest received		62	531
Investment in Associate [Member]
Schedule of Investment Activities [Line Items]
purchase	(4,212)
disposal
interest received